Supplement Dated October 24, 2016

To

Prospectuses Dated May 2, 2016

This supplement is intended for distribution with prospectuses dated May 2, 2016, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

SPVL EPVUL VUL Protector	VUL Accumulator Survivorship VUL CVUL

Portfolio Mergers

Effective after the close of business on October 21, 2016, the portfolios of the John Hancock Variable Insurance Trust listed below under “Acquired Portfolios” merged into the corresponding John Hancock Variable Insurance Trust portfolio listed below under “Acquiring Portfolios.”

Acquired Portfolios	Acquiring Portfolios
Franklin Templeton Founding Allocation	Lifestyle Growth PS
International Core	International Value
U.S. Equity	500 Index B

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Acquired Portfolios after October 21, 2016. You should disregard any reference in your product prospectus to the Acquired Portfolios.

Portfolio Addition

Effective October 24, 2016, the list of investment accounts on the first page of the prospectus is updated to reflect the addition of the Lifestyle Growth PS portfolio to your policy, which invests in the corresponding portfolio of the John Hancock Variable Insurance Trust.

We add the following disclosure to the section of your prospectus discussing the Portfolio Annual Expenses.

Except for the 500 Index B portfolio, which offers NAV Class shares, all of the portfolios available under your policy offer Series 1 Class shares.

We add the following disclosure to the Table of Investment Options and Investment Subadvisers:

Portfolio	Portfolio Manager	Investment Objective
Lifestyle Growth PS	Invesco Advisers, Inc.	To seek to achieve long-term growth of capital. Current income is also a consideration.

Portfolio Subadviser Changes:

We amend the Table of Investment Options and Investment Subadvisers to reflect the following:

•	Active Bond will subadvised by John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited. Declaration Management & research LLC will no longer be a subadviser to the Active Bond portfolio.

•	Total Bond Market B will be subadvised by John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited. Declaration Management & Research LLC will no longer be the subadviser to the Total Bond Market B portfolio.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL3 11/2016

333-85284
333-88748
333-71136
333-100597
333-100567
333-85296
333-88972
333-33504
333-100664

Supplement Dated October 24, 2016

To

Prospectuses Dated May 2, 2016

This supplement is intended for distribution with prospectuses dated May 2, 2016, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life	Majestic Performance Survivorship Variable Universal Life
Medallion Executive Variable Life II	Medallion Variable Life
Medallion Executive Variable Life III	Protection Variable Universal Life
Majestic Variable Universal Life	Variable Estate Protection
Majestic Variable Universal Life 98	Variable Estate Protection Plus
Variable Master Plan Plus	Variable Estate Protection Edge
Majestic Variable COLI	Performance Executive Variable Life
Majestic Variable Estate Protection	Performance Survivorship Variable Universal Life
Majestic Variable Estate Protection 98	Medallion Variable Universal Life Plus
Majestic Performance VUL	Medallion Variable Universal Life Edge
eVariable Life	Medallion Variable Universal Life Edge II
Majestic Performance VUL	Flex V1
Protection VUL	Flex V2
Accumulation VUL	VLI
CVUL

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Acquired Portfolios after October 21, 2016. Any reference in your product prospectus to the Acquired Portfolios should be replaced with the names of the corresponding Acquiring Portfolio.

Portfolio Mergers

Effective after the close of business on October 21, 2016, the portfolios of John Hancock Variable Insurance Trust listed below under “Acquired Portfolios” merged into the corresponding John Hancock Variable Insurance Trust portfolio listed below under “Acquiring Portfolios.”

Acquired Portfolios	Acquiring Portfolios
Franklin Templeton Founding Allocation	Lifestyle Growth PS
International Core	International Value
U.S. Equity	500 Index B

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Acquired Portfolios after October 21, 2016. Any reference in your product prospectus to the Acquired Portfolios should be replaced with the names of the corresponding Acquiring Portfolio.

Portfolio Addition

Effective October 24, 2016, the list of investment accounts on the first page of the prospectus is updated to reflect the addition of the Lifestyle Growth PS portfolio to your policy, which invests in the corresponding portfolio of the John Hancock Variable Insurance Trust.

We add the following disclosure to the Table of Investment Options and Investment Subadvisers:

Portfolio	Portfolio Manager	Investment Objective
Lifestyle Growth PS	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to achieve long-term growth of capital. Current income is also a consideration.

Portfolio Subadviser Changes:

We amend the Table of Investment Options and Investment Subadvisers to reflect the following:

•	Active Bond will subadvised by John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited. Declaration Mana3
•	gement & Research, LLC will no longer be a subadviser to the Active Bond portfolio.

•	Total Bond Market B will be subadvised by John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited. Declaration Management & Research, LLC will no longer be the subadviser to the Total Bond Market B portfolio.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL2 11/2016

333-164150	333-164163	333-164154	333-124150
333-164151	333-164165	333-164157	333-157212
333-164152	333-164166	333-164158	333-85284
333-164153	333-164167	333-164159	333-126668
333-164156	333-164168	333-164160	333-127543
333-164155	333-164169	333-164171	333-131134
333-164161	333-164170	333-164172	333-152407
333-164162	333-164173	333-164175	333-131299
333-164164	333-164174	333-164176	333-131139
333-152406	333-152409	333-132905	333-157213